Summary of Significant Accounting Policies (Details) - Schedule of summary describes the operations of each reportable segment	12 Months Ended
Dec. 31, 2022
NextGel [Member]
Summary of Significant Accounting Policies (Details) - Schedule of summary describes the operations of each reportable segment [Line Items]
Operations	Development and manufacturing of Softgel and related technologies in USA, Brazil and Colombia
Procaps Colombia [Member]
Summary of Significant Accounting Policies (Details) - Schedule of summary describes the operations of each reportable segment [Line Items]
Operations	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products in Colombia
CAN [Member]
Summary of Significant Accounting Policies (Details) - Schedule of summary describes the operations of each reportable segment [Line Items]
Operations	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products in Northern Central America: Salvador, Guatemala, Nicaragua and Honduras
CASAND [Member]
Summary of Significant Accounting Policies (Details) - Schedule of summary describes the operations of each reportable segment [Line Items]
Operations	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products in Southern Central America (Panama and Costa Rica) and the North Andes District (Ecuador, Peru and Bolivia)
Diabetrics [Member]
Summary of Significant Accounting Policies (Details) - Schedule of summary describes the operations of each reportable segment [Line Items]
Operations	Diabetes solutions and chronic disease management tool